Information about Stock Options Outstanding (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 6.56	$ 6.38	$ 6.13	$ 6.16
Options outstanding, No. of Shares	29
Option currently exercisable, Exercise price	$ 6.56	$ 6.38	$ 6.13
Option currently exercisable, No. of Shares	29
Range One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	4
Options outstanding, Weighted average remaining contractual life	3 years 4 months 6 days
Option currently exercisable, No. of Shares	4
Range One | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 5
Option currently exercisable, Exercise price	$ 5
Range Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	25
Options outstanding, Weighted average remaining contractual life	2 months 26 days
Option currently exercisable, No. of Shares	25
Range Two | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 5
Option currently exercisable, Exercise price	5
Range Two | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	50
Option currently exercisable, Exercise price	50
Range Three | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	50
Option currently exercisable, Exercise price	50
Range Three | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	100
Option currently exercisable, Exercise price	$ 100